Loans receivable - Schedule of loan receivable (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Loan Receivable [Line Items]
Current loans receivable	€ 853	€ 6,719
Non-current loans receivable	0	89,090
Loans and receivables, other
Disclosure of Loan Receivable [Line Items]
Current loans receivable	853	3,277
Non-current loans receivable	0	1,090
Apricot Investments Limited | Loans receivable
Disclosure of Loan Receivable [Line Items]
Current loans receivable	0	3,442
Non-current loans receivable	€ 0	€ 88,000